INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Components of Income Tax Expense
The components of income tax expense from our wholly owned operations and investments and our controlling interest in joint ventures with Carrier are as follows:

Years Ended December 31,	2019	2018	2017
Current:
U.S. Federal	$48,359	$47,263	$82,333
State	9,362	10,031	12,162
Foreign	8,078	7,229	6,461

	65,799	64,523	100,956
Deferred:
U.S. Federal	2,603	7,082	(13,254)
State	446	1,600	(1,519)
Foreign	(1,771)	(392)	4,038
	1,278	8,290	(10,735)

Income tax expense	$67,077	$72,813	$90,221

Reconciliation of Effective Income Tax Rate
Following is a reconciliation of the effective income tax rate:

Years Ended December 31,	2019	2018	2017
U.S. federal statutory rate	21.0%	21.0%	35.0%
State income taxes, net of federal benefit and other	2.8	3.6	2.4
Excess tax benefits from share-based compensation	(2.0)	(2.0)	(2.7)
Tax effects on foreign income	0.5	0.5	(1.0)
GILTI	(0.1)	0.3	—
Tax credits and other	(1.0)	—	(0.6)
Repatriation transition tax	—	(0.9)	3.0
Deferred tax impact of enacted tax rate changes	—	0.3	(6.3)

Effective income tax rate attributable to Watsco, Inc.	21.2	22.8	29.8
Taxes attributable to non-controlling interest	(2.7)	(3.1)	(3.8)

Effective income tax rate	18.5%	19.7%	26.0%

Significant Components of Net Deferred Tax Liabilities
The following is a summary of the significant components of our net deferred tax liabilities:

December 31,	2019	2018
Deferred tax assets:
Share-based compensation	$24,413	$21,517
Capitalized inventory costs and inventory reserves	3,627	2,151
Allowance for doubtful accounts	1,338	1,057
Self-insurance reserves	209	206
Other	2,212	2,486
Net operating loss carryforwards	2,036	484

	33,835	27,901
Valuation allowance	(655)	—

Total deferred tax assets	33,180	27,901

Deferred tax liabilities:
Deductible goodwill	(73,898)	(69,600)
Depreciation	(14,241)	(10,695)
Other	(7,188)	(8,516)

Total deferred tax liabilities	(95,327)	(88,811)

Net deferred tax liabilities (1)	$(62,147)	$(60,910)

(1)	Net deferred tax liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.

Changes in Gross Unrecognized Tax Benefits
The changes in gross unrecognized tax benefits were as follows:

Balance at December 31, 2016	$3,695
Additions based on tax positions related to the current year	801
Reductions due to lapse of applicable statute of limitations	(271)

Balance at December 31, 2017	4,225
Additions based on tax positions related to the current year	960
Reductions due to lapse of applicable statute of limitations	(283)

Balance at December 31, 2018	4,902
Additions based on tax positions related to the current year	1,027
Reductions due to lapse of applicable statute of limitations	(562)

Balance at December 31, 2019	$5,367